Income Taxes (Details) - Schedule of the Composition of Income Tax Expenses - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Composition of Income Tax Expenses [Abstract]
Current income tax expense			¥ (5,897,409)
Deferred income benefits (expenses)	(211,267)	10,980,054	1,030,042
Total Income tax (expenses) benefits	¥ (211,267)	¥ 10,980,054	¥ (4,867,367)